Disclosure of New IFRS in the Period	12 Months Ended
Dec. 31, 2019
Disclourse of New IFRS in the Period [Abstract]
DISCLOSURE OF NEW IFRS IN THE PERIOD

NOTE 4:-  DISCLOSURE OF NEW IFRS IN THE PERIOD

IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("new Standard"), which supersedes IAS 17, "Leases", IFRIC 4, "Determining Whether an Arrangement Contains a Lease", and SIC-15, "Operating Leases - Incentives". According to the Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the new standard are as follows:

●	According to the new standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, "Leases". Lessees will also recognize interest expense and depreciation expense separately.

●	Variable lease payments that are not dependent on changes in the Consumer Price Index ("CPI") or interest rates, but are based on performance or use are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

●	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

●	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

The new standard is effective for annual periods beginning on or after January 1, 2019.

The Company adopted IFRS 16 using the modified retrospective approach, with recognition of transitional adjustments on the date of initial application (January 1, 2019), without restatement of comparative figures.

On initial application of IFRS 16, the Company recognized right-of-use assets and lease liabilities in relation to leases of motor vehicles. The lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company's incremental borrowing rate. The Company's incremental borrowing rate is the rate at which a similar borrowing could be obtained from an independent creditor under comparable terms and conditions. The weighted-average rate applied was 13%. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments. The Company had no liability in respect of operating leases in the financial statements as of December 31, 2018.

The following table presents the impact of applying IFRS 16 on the consolidated statement of financial position as at January 1, 2019 (see also Note 14):

	Under previous policy	The change	Under IFRS 16
	US Dollars in thousands
Non-current assets:
Right to use asset	-	19	19

Current liabilities:
Lease liability - current	-	(9)	(9)

Non-current liability:
Lease liability – non current	-	(10)	(10)